NATURE OF BUSINESS AND OPERATIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
NATURE OF BUSINESS AND OPERATIONS
NATURE OF BUSINESS AND OPERATIONS

NOTE 1 – NATURE OF BUSINESS AND OPERATIONS

Organization

NEURALBASE AI LTD. AND SUBSIDIARIES (formerly known as Viratech Corp, Imperia Entertainment, Soleil Film and Television, Inc. Ameridream Entertainment, Inc. and Mc Smoothie’s, Inc. (the Company) was incorporated under the laws of the state of California as Acquisition Solutions on March 21, 2000. It became a Nevada corporation on July 18, 2006.

On March 7, 2023, the Company received notice of resignation from Mr. Henry Chang Manayan (“Mr. Manayan”) sole-officer and director of the Company (the “Resignation”), Mr. Manayan stated that his resignation was not the result of any disagreements between himself and the Company relating to the Company’s operations, policies, or practices. Effective immediately upon the resignation of Mr. Manayan, the Company appointed Mr. Charandeep Gopishetty (“Mr. Gopishetty”) to serve as President, Chief Executive Officer, Treasurer, Chief Financial Officer, and Director of the Company to serve until the next annual meeting of the Company or until his respective successor is duly appointed. Mr. Gopishetty accepted the appointments, effective as of March 7, 2023.

On May 16, 2024, the Company, Gopishetty, and Blackwell entered an Unwind Agreement and Mutual Release (the “Unwind Agreement”), for the purpose of unwinding, and rendering void, the Purchase Agreement (“Original APA”) executed by and between the Company, Gopishetty, and Blackwell. The Parties have mutually and voluntarily agreed to unwind the transaction contemplated by the Original APA. Accordingly, the Company shall return all the Assets acquired pursuant to the terms and conditions of the Original APA once Gopishetty has cancelled, and returned to the Company’s treasury, the 9,000,000 restricted shares of the Company’s Series A Preferred Stock received per the terms of the Original APA.  Each of Company, Gopishetty, and Blackwell have made other representations as part of the Unwind Agreement.

Concurrently with the execution of the Unwind Agreement, on May 16, 2024, the Company entered into an Asset Purchase Agreement (“Purchase Agreement”), with Mr. Frank Gomez and Grupo FG SAS, which is the alter-ego of Mr. Gomez (the “Seller”). Grupo FG SAS does not currently conduct any business and was formed specifically to hold various proprietary Artificial Intelligence (“AI”) assets relating to that certain technology known as “Multidoc AI”. Multidoc AI is an artificial intelligence system that allows businesses and organizations to create their own AI assistants capable of resolving queries by extracting information from the universe of documents within the client company itself. Multidoc AI allows organizations to manage their own digital, scanned, or handwritten documents and when a queried, Multidoc AI not only resolves the request but also indicates from which paragraphs and documents it extracted the information to corroborate the answer accuracy (collectively, all assets held by Grupo FG and all related proprietary and non-proprietary technology, know-how, and all other facets of Seller’s operations are referred to as the “Acquired Assets”). The Company acquired the Acquired Assets in exchange for 9,000,000 restricted shares of the Company’s Series A Preferred Stock (the “Shares”) to be issued to Seller, or his assigns, concurrently with the closing of the Purchase Agreement. The Shares convert at a ratio of 1-for-50, meaning each share of Series A Preferred Stock converts into 50 shares of Common Stock, and the Shares carry voting rights equal to 500 votes per one share of Series A Preferred Stock is then convertible, thus giving Seller voting control of the Company.  Additionally, each of the Company and Seller made customary representations, warranties, covenants, and indemnities in connection with the Purchase Agreement.

On May 16, 2024, and in connection with the aforementioned Unwind Agreement, Charandeep Gopishetty resigned as Sole-Officer and Director of the Company. The resignations were not the result of any disagreement with the Company on any matter relating to the Company’s operations, policies, or practices.

Effective immediately upon the foregoing resignation, the Corporation appointed Mr. Frank Gomez (“Mr. Gomez”) to serve as Sole-Officer and Director of the Corporation to serve until the next annual meeting of the Corporation or until his respective successor is duly appointed. Mr. Gomez accepted the appointments dated even herewith (the “Appointment Date”).

NOTE 1 – NATURE OF BUSINESS AND OPERATIONS

Organization

Neuralbase AI Ltd., formerly known as Viratech Corp., Imperia Entertainment, Soleil Film and Television, Inc. Ameridream Entertainment, Inc. and Mc Smoothie’s, Inc. (the Company) was incorporated under the laws of the state of California as Acquisition Solutions on March 21, 2000. It became a Nevada corporation on July 18, 2006.

The Company and it’s subsidiaries are targeting the multi-billion-dollar US market for golf, nutrition and lifestyle products. Specifically, the company is targeting the US golf market. Through its unique approach, the Company is positioned to participate in this massive market through its strategic and targeted line of products tailored for the golf and sports enthusiast. The Company is poised to bring innovation to the golfing market with creative performance nutrition products, golf balls, equipment, clothing, accessories and more. The Company is a platform to accelerate innovation for the golfing market and bring additional innovation, growth and technologically-advanced products to market. The Company plans on continuing to extend and deepen its product lines to include other progressive market segments through acquisitions and organic growth of existing product lines.

On March 7, 2023, the Company received notice of resignation from Mr. Henry Chang Manayan (“Mr. Manayan”) sole-officer and director of the Company (the “Resignation”), Mr. Manayan stated that his resignation was not the result of any disagreements between himself and the Company relating to the Company’s operations, policies, or practices. Effective immediately upon the resignation of Mr. Manayan, the Company appointed Mr. Charandeep Gopishetty (“Mr. Gopishetty”) to serve as President, Chief Executive Officer, Treasurer, Chief Financial Officer, and Director of the Company to serve until the next annual meeting of the Company or until his respective successor is duly appointed. Mr. Gopishetty accepted the appointments, effective as of March 7, 2023.